Provision for reclamation liabilities (Details) - Schedule of provision for reclamation liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision for reclamation liabilities [Abstract]
Beginning of the period	$ 6,865	$ 8,069
Disbursements	(811)	(1,325)
Accretion	110	121
End of the period	6,164	6,865
Provision for reclamation liabilities - current	2,500	1,860
Provision for reclamation liabilities - long-term	3,664	5,005
Total	$ 6,164	$ 6,865